Financial Instruments - Balance Sheet Offsetting (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Measurements, Recurring
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 0.3	[1]	$ 49.1	[1]
Derivative assets, net of collateral received	10.5		15.3
Fair Value, Measurements, Recurring | Derivative [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.3	[1]	49.1	[1]
Derivative assets, net of collateral received	10.5		15.3
Cash [Member]
Offsetting Assets [Line Items]
Cash collateral received	0		(47.1)
Cash [Member] | Derivative [Member]
Offsetting Assets [Line Items]
Cash collateral received	0		(47.1)
Financial Instruments [Member]
Offsetting Assets [Line Items]
Trading Securities Pledged as Collateral	10.2		13.3
Financial Instruments [Member] | Derivative [Member]
Offsetting Assets [Line Items]
Trading Securities Pledged as Collateral	$ 10.2		$ 13.3

[1]	There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.